Note 13 - Earnings / (Loss) Per Share (Details) - Summary of Basic and Diluted Loss per Common Share - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Net loss attributable to common shareholders’	$ (15,687,132)	$ (19,359,005)	$ (103,424,827)
Basic earnings per share:
Weighted average common shares - Outstanding	6,410,794	5,479,418	4,544,284
Basic loss per share	$ (2.45)	$ (3.53)	$ (22.76)
Effect of dilutive securities
Diluted loss per share	$ (2.45)	$ (3.53)	$ (22.76)